Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares)	180,000,000	180,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares issued	9,625,870	8,325,870
Ordinary shares, shares outstanding (in Shares)	9,625,870	8,325,870
Ordinary shares, authorized share capital	$ 1,000,000	$ 1,000,000
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares issued	403,000	403,000
Ordinary shares, shares outstanding (in Shares)	403,000	403,000